INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Oct. 31, 2023
Intangible Assets And Goodwill
INTANGIBLE ASSETS AND GOODWILL

9.	INTANGIBLE ASSETS AND GOODWILL

Indefinite lived intangible assets and goodwill	October 31, 2023	October 31, 2022
	$	$
Balance – beginning	725,668	399,338
Additions – grower licenses	-	326,330
Balance – ending	725,668	725,668

Additions during the year ended October 31, 2022, resulted from the HSCP Transaction (Note 6.1).